Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Payable to non-current asset suppliers - Non-Current	$ 130	$ 182
Payable to non-current asset suppliers - Current	2,633	6,989
Payable to non-current asset suppliers	2,763	7,171
Guarantees and deposits - non-current	17	18
Guarantees and deposits - current	266
Guarantees and deposits	283	18
Remuneration payable - Non- current	20	38
Remuneration payable - current	27,552	33,003
Remuneration payable	27,572	33,041
Tax payables - current	23,177	22,459
Total tax payables	23,177	22,459
Contingent consideration - non -current	14,859	20,338
Contingent consideration - current	1,773	1,626
Contingent consideration	16,632	21,964
Other liabilities - non-current	1,741	5,330
Other liabilities - current	10,592	32,352
Other liabilities	12,333	37,682
Total other non current liabilities	16,767	25,906
Total other current liabilities	65,993	96,429
Total other liabilities	$ 82,760	$ 122,335